Share Capital, Share Premium and Statutory Reserve - Schedule of Escrow Period Represents the Period Commencing (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Share Premium and Statutory Reserve [Abstract]
As at January 1	$ 101,777,058	$ 101,777,058
As at December 31	$ 101,777,058	$ 101,777,058